Provisions - Movement (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Movements in provisions
Opening balance	£ 7,795	£ 12,939
Movement in provisions	6,939	(5,144)
Closing balance	15,977	7,795
Current provisions	15,977	7,795
Tax
Movements in provisions
Opening balance	7,335	12,063
Movement in provisions	2,821	(4,728)
Closing balance	10,156	7,335
Current provisions	10,156
Other provision
Movements in provisions
Opening balance	460	876
Movement in provisions	5,361	(416)
Closing balance	5,821	£ 460
Current provisions	£ 5,821